FINANCIAL INSTRUMENTS - Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 10,380	£ 10,175
Liabilities at fair value	1,757	1,717
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	702	818
Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,055	899
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,204	1,432
Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	136	262
Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	9,040	8,481
Level 1
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,805	8,293
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,805	8,293
Level 2
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,426	1,751
Liabilities at fair value	1,743	1,707
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	688	808
Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,055	899
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,169	1,396
Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	56	167
Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	201	188
Level 3
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	149	131
Liabilities at fair value	14	10
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	14	10
Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	35	36
Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	80	95
Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	34	0
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 430	£ 508
Valuation technique	A	A
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 978	£ 1,129
Valuation technique	A	A
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	430	508
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	978	1,129
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 1,894	£ 2,337
Valuation technique	A & C	A & C
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 1,675	£ 2,217
Valuation technique	A & C	A & C
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1,894	2,336
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,675	2,216
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	1
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	1
Inflation rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 70	£ 0
Valuation technique	A	A
Inflation rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Inflation rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	70	0
Inflation rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 21	£ 20
Valuation technique	B & D	B & D
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 124	£ 133
Valuation technique	B & D	B & D
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	7	11
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	89	98
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	14	9
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	35	35
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(1,643)	(2,047)
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(1,643)	(2,047)
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(1,643)	(2,047)
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(1,643)	(2,047)
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Loans and advances to customers | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 44	£ 46
Valuation technique	A	A
Loans and advances to customers | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Loans and advances to customers | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Loans and advances to customers | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	44	46
Debt securities | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 92	£ 216
Valuation technique	A, B & D	A, B & D
Debt securities | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 9,040	£ 8,481
Valuation technique	D	D
Debt securities | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	£ 0
Debt securities | Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,805	8,293
Debt securities | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	56	167
Debt securities | Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	201	188
Debt securities | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	36	49
Debt securities | Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	34	0
Debt securities in issue | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 355	£ 369
Valuation technique	A	A
Debt securities in issue | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Debt securities in issue | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	355	369
Debt securities in issue | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Structured deposits | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 605	£ 426
Valuation technique	A	A
Structured deposits | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Structured deposits | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	605	426
Structured deposits | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Zero Amortising Guaranteed Notes | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 95	£ 104
Valuation technique	D	D
Zero Amortising Guaranteed Notes | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0
Zero Amortising Guaranteed Notes | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	95	104
Zero Amortising Guaranteed Notes | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0